Other Assets - Schedule of Other Long-Term Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Non-current income tax credit (advances and tax reduced at sources)	$ 1,726	$ 1,029	$ 1,092
Miscellaneous	356	174	163
Derivative financial assets			42
Total other long-term assets	$ 2,082	$ 1,203	$ 1,297